Other Current Receivables - Summary of Other Current Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Trade and other current receivables [abstract]
VAT	€ 4,217	€ 4,987	€ 2,876
Receivable from National Institute for Social Security	1,533	1,048	8,701
Other	3,757	6,875	6,660
Total	€ 9,507	€ 12,910	€ 18,237